Stock-Based Compensation Expense (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 29, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Stock-Based Compensation Expense [Line Items]
Vested options shares					719,167	719,167
Vesting period	4 years				4 years
Shares reserved	196,953			196,953	196,953
Reverse stock split shares		199,994			19,695,305	10	19,695,305
Percentage of issued and outstanding shares					3.00%	3.00%
Compensation cost of non-vested awards (in Dollars)			$ 1,265,828
Non-vested awards not yet recognized expected tem			11 months 15 days
Unrecognized cost (in Dollars)						$ 1,265,828
Exchange ratio (in Dollars per share)						$ 0.0284
Options [Member]
Stock-Based Compensation Expense [Line Items]
Cancelled options shares issued						14,808,486
Weighted average grant date fair value of stock options granted (in Dollars per share)							$ 0.81
Zoomcar Inc [Member]
Stock-Based Compensation Expense [Line Items]
Reverse stock split shares						91,924
Cancelled outstanding options						14,808,486
Options outstanding						719,167
2023 Incentive Plan [Member]
Stock-Based Compensation Expense [Line Items]
Options outstanding						20,435